Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 114,626	$ 1,122,194
Assets held in Trust	138,760,121	138,716,226
Prepaid expenses	239,660	403,186
Total Assets	139,114,407	140,241,606
Current liabilities:
Accounts payable and accrued expenses	1,174,980	153,928
Note payable to Sponsor	1,000,000	0
Deferred underwriting fee payable	4,759,615	4,759,615
Total current liabilities	6,934,595	4,913,543
Warrants liability	11,908,671	18,003,841
Total Liabilities	18,843,266	22,917,384
Commitments and Contingencies:
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	0	0
Accumulated deficit	(18,437,959)	(21,384,878)
Total Stockholders' Equity	(18,437,619)	(21,384,538)
Total Liabilities and Stockholders' Equity	139,114,407	140,241,606
Common Class A [Member]
Current liabilities:
Class A common stock, $0.0001 par value; 13,598,898 shares subject to possible redemption at $10.20 per share	138,708,760	138,708,760
Stockholders' Equity:
Common stock	0	0
Common Class B [Member]
Stockholders' Equity:
Common stock	$ 340	$ 340